Financial risk factors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) country facility item customer Agency	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Cash, cash equivalents and restricted cash	$ 610	$ 443	$ 555	$ 463
Undrawn borrowing facilities	$ 353	$ 369
Ratio of net debt to Adjusted EBITDA	4.9	5.5
Number of production facilities operated | facility	23
Interest rate risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of fixed rate borrowings	92.00%	100.00%
Weighted average interest rate	4.10%	3.80%
Percentage Of Reasonably Possible Increase In Risk Assumption	1.00%
Increase (Decrease) in equity due to increase in risk component.		$ 0
Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Number of production facilities operated | facility	23
Number of countries business operates | country	9
Number of continents business operates | item	3
Percentage Of Reasonably Possible Increase In Risk Assumption	1.00%
Increase (Decrease) in equity due to increase in risk component.	$ (4)	$ (5)
Credit risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Credit rating agencies | Agency	2
Number of customers accounting for largest percentage of total revenue. | customer	10
Percentage of entity's revenue	57.00%	55.00%	57.00%